Supplemental Disclosures (Schedule of Supplemental Cash Flow Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Assets acquired, excluding cash	$ 898	$ 960	$ 1,327
Liabilities assumed	(134)	(111)	(199)
Contingent/deferred purchase consideration	(109)	(36)	(176)
Net cash outflow for acquisitions	655	813	952
Interest paid	199	178	146
Income taxes paid, net of refunds	$ 583	$ 642	$ 433